Note 25. Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 25 - PARENT COMPANY FINANCIAL INFORMATION

Following is condensed financial information of Southcoast Financial Corporation (parent company only):

CONDENSED BALANCE SHEETS

	December 31,
	2011	2010
ASSETS
Cash	$2,101,285	$2,338,040
Investments available for sale	86,141	460,000
Investment in subsidiaries	38,372,890	48,613,762
Property and equipment, net	1,884,739	4,707,714
Other assets	73,100	1,178,747
Total assets	$42,518,155	$57,298,263
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	$1,395,866	$1,210,247
Junior subordinated debentures	10,310,000	10,310,000
Shareholders’ equity	30,812,289	45,778,016
Total liabilities and shareholders’ equity	$42,518,155	$57,298,263

CONDENSED STATEMENTS OF INCOME (LOSS)

	For the years ended December 31,
	2011	2010
Income
Other	$135,886	$447,477
Expenses	(662,803)	(1,261,077)
Loss before income taxes	(526,917)	(813,600)
Income tax (expense) benefit	(940,194)	268,224
Loss before equity in undistributed net income (loss) of subsidiaries	(1,467,112)	(545,376)
Equity in undistributed net income (loss) of subsidiaries	(15,012,849)	614,245
Net income (loss)	$(16,479,961)	$68,869

CONDENSED STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2011	2010
Operating Activities
Net income (loss)	$(16,479,961)	$68,869
Adjustments to reconcile net income (loss) to net cash used by operating activities
Equity in undistributed net (income) losses of subsidiaries	15,012,849	(614,245)
Reduction in deferred gain on sale of property and equipment	-	(1,350,117)
Gain on sale of property and equipment	-	(123,318)
Depreciation	19,669	41,368
Increase in value of Company owned life insurance	-	(17,818)
Decrease in deferred taxes	1,130,101	52,990
(Increase) decrease in other assets	(1,464)	122,196
Increase (decrease) in other liabilities	185,620	(209,475)
Net cash used by operating activities	(133,186)	(2,029,550)
Investing activities
Capital contributions to subsidiaries	(221,273)	-
Decrease in loans, net	-	1,915,215
Purchase of property and equipment	(6,865)	(802,809)
Proceeds from sales of Company owned life insurance	-	8,147,785
Proceeds from sales of property and equipment	-	823,318
Net cash provided (used) by investing activities	(228,138)	10,083,509
Financing activities
Decrease in other borrowings	-	(7,640,636)
Net proceeds from issuance of stock	124,569	674,584
Net cash provided (used) by financing activities	124,569	(6,966,052)
Net change in cash	(236,755)	1,087,907
Cash, beginning of year	2,338,040	1,250,133
Cash, end of year	$2,101,285	$2,338,040

The common stock of the Company is listed on the Nasdaq Global Market under the symbol "SOCB."  The reported high and low sales prices adjusted for the 2011 10% stock dividend for each quarter of 2011 and 2010 are shown in the following table.

2011	Low	High
Fourth Quarter	$1.25	$2.07
Third Quarter	$1.52	$3.23
Second Quarter	$2.70	$3.23
First Quarter	$2.51	$3.27

2010
Fourth Quarter	$2.28	$3.80
Third Quarter	$1.72	$3.89
Second Quarter	$2.12	$3.82
First Quarter	$2.68	$3.64

As of March 7, 2012, there were approximately 1,404 holders of record of the Company's common stock, excluding individual participants in security position listings.

The Company has never paid any cash dividends, and to support its continued capital growth, does not expect to pay cash dividends in the near future.  The dividend policy of the Company is subject to the discretion of the Board of Directors and depends upon a number of factors, including earnings, financial conditions, cash needs and general business conditions, as well as applicable regulatory considerations.  At present, the Company’s principal source of funds with which it could pay dividends is dividend payments from the Bank.  South Carolina banking regulations require the prior written consent of the South Carolina Commissioner of Banking for the payment of cash dividends.

Under the terms of the Indenture relating to its junior subordinated debentures, as a consequence of deferral of interest payments, the Company has agreed not to declare or pay dividends or distributions on, or redeem, purchase, acquire or make a liquidation payment with respect to its common stock, subject to certain exceptions, including the issuance of stock dividends.  See Note 11 for further information about the junior subordinated debentures and the deferral of interest payments.